INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of Effective tax rate
In Thousands of US Dollars
Description	2023	2022	2021
Net loss for the year, before income taxes	$(8,844)	$(6,576)	$(12,537)
Net loss attributable to the Bahamas	(7,379)	(5,914)	(11,781)
Net loss attributable the United States	(566)	(662)	(756)
Domestic tax rate applicable to the Corporation	21%	21%	21%
Income taxes at domestic tax statutory rate	(119)	(139)	(159)
Change in valuation allowance	119	139	159
Deferred tax provision (recovery)	$-	$-	$-

Summary of Unrecognized deferred tax assets
In Thousands of US Dollars
Description	2023	2022	2021
Tax loss carry forward	$1,984	$1,433	$1,404
Patents capitalized and amortized for tax purposes	-	-	-
Unrecognized deferred tax assets	$1,984	$1,433	$1.404